NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ / shares in Units, $ in Millions		2 Months Ended	3 Months Ended		12 Months Ended
	Aug. 12, 2019 $ / shares	Aug. 21, 2019 USD ($) shares	Jun. 26, 2019 USD ($) Location restaurant Country $ / shares shares	Sep. 26, 2018 $ / shares	Jun. 26, 2019 USD ($) Location segment restaurant Country $ / shares shares	Jun. 27, 2018 USD ($) $ / shares	Jun. 28, 2017 USD ($) $ / shares	Jun. 27, 2019 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of restaurants | restaurant			1,665		1,665
Number of foreign countries in which entity operates | Country			29		29
Number of U.S. territories in which entity operates | Location			2		2
Depreciation					$ 146.5	$ 150.1	$ 155.0
Lease renewable period minimum					1 year
Lease renewable period maximum					34 years
Advertising expense, net of franchisee contribution					$ 88.5	75.7	79.7
Advertising contributions from franchisees					$ 20.3
Number of reportable segments | segment					2
Stock-based compensation expense from continuing operations					$ 16.4	14.2	14.5
Tax benefit related to stock-based compensation expense					$ 3.0	$ 4.3	$ 5.7
Weighted average fair values of option grants | $ / shares					$ 8.25	$ 4.51	$ 9.30
Number of preferred stock the Board of Directors is authorized to issue | shares			1,000,000.0		1,000,000.0
Preferred stock, par value | $ / shares			$ 1.00		$ 1.00
Preferred stock, shares issued | shares			0		0
Increase in share repurchase program					$ 300.0
Stock repurchase program, total authorization of shares to be repurchased			$ 4,900.0		$ 4,900.0
Stock repurchase during period, shares | shares					3,600,000
Payments for repurchase of common stock					$ 167.7	$ 303.2	$ 370.9
Remaining authorized share purchases, amount			$ 197.8		197.8
Proceeds from issuances of treasury stock					3.0	2.3	5.6
Payments of dividends					$ 60.3	$ 70.0	$ 70.8
Dividends per share | $ / shares			$ 0.38	$ 0.38	$ 1.52	$ 1.52	$ 1.36
Dividends payable, current			$ 14.9		$ 14.9	$ 16.3
Minimum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives					5 years
Minimum [Member] | Furniture and Fixtures [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives					3 years
Maximum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives					20 years
Maximum [Member] | Furniture and Fixtures [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives					7 years
Stock Options [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exercised, number of options | shares					(100,000)
Chili's Restaurants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of foreign countries in which entity operates | Country			29		29
Number of U.S. territories in which entity operates | Location			2		2
Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock repurchase during period, shares | shares		300,000
Payments for repurchase of common stock		$ 10.0
Dividends per share | $ / shares	$ 0.38
Dividends payable, current								$ 14.2
Entity Operated Units [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of restaurants | restaurant			1,001		1,001
Franchised Units [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of restaurants | restaurant			664		664